SCHEDULE OF COMPANY ISSUED COMMON STOCK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation, value	$ 1,923,217
Issuance of common stock in connection with sales made under private offerings, value	2,516,900	$ 1,582,250	$ 612,300	$ 489,875
Effects of the merger with Apollo Resources Corp, value	500,000
Number of shares issued, value	$ 4,940,117
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation, shares	181,656
Issuance of common stock in connection with sales made under private offerings, shares	448,759	250,764	68,932	154,469
Issuance of common stock in connection with sales made under private offerings, value	$ 449	$ 250	$ 69	$ 154
Effects of the merger with Apollo Resources Corp, shares	66,496	1,539,340
Number of shares issued	696,911